Equity (Details) - Schedule of share capital - shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Schedule Of Share Capital Abstract
Ordinary shares, Authorized	25,714,285	25,714,285	25,714,285
Ordinary shares, Issued and outstanding	3,526,740	3,091,740	2,269,190